Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Total Income Tax
Total income tax (benefit)/expense for the twelve months ended December 31, 2020, 2019 and 2018 was allocated as follows:

	Twelve Months Ended December 31,
	2020	2019	2018
	($ in millions)
Income tax expense/(benefit) allocated to net loss	$8.6	$22.9	$(10.2)
Income tax expense/(benefit) allocated to other comprehensive income	6.2	11.2	4.1
Total income tax expense/(benefit)	$14.8	$34.1	$(6.1)

Schedule of Income Tax by Taxing Authority
(Loss)/income from operations before income taxes and income tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2020, 2019 and 2018 is provided in the tables below:

	Twelve Months Ended December 31, 2020
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(77.6)	$—	$—	$—
U.S. (1) (2)	19.7	8.9	(5.7)	3.2
U.K.	12.4	0.1	—	0.1
Other (3)	14.0	5.3	—	5.3
Total	$(31.5)	$14.3	$(5.7)	$8.6

	Twelve Months Ended December 31, 2019
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(107.6)	$—	$—	$—
U.S.	(60.0)	1.0	6.5	7.4
U.K.	(45.7)	(6.7)	17.3	10.6
Other	(5.5)	4.0	0.9	4.9
Total	$(218.8)	$(1.7)	$24.7	$22.9

	Twelve Months Ended December 31, 2018
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(72.1)	$—	$—	$—
U.S.	(81.0)	6.1	(8.1)	(2.0)
U.K.	(4.7)	(12.2)	(0.1)	(12.3)
Other	1.8	4.4	(0.3)	4.1
Total	$(156.0)	$(1.7)	$(8.5)	$(10.2)
________________
(1)     The U.S. current tax expense includes $4.5 million of prior year adjustments.
(2)    The U.S. deferred tax benefit of $5.7 million is an intraperiod tax allocation between the Income Statement and unrealized gains on investments in other comprehensive income.
(3)    Current tax expense in “other” is predominantly made up of taxation paid in respect of branches of U.K. and Bermudian operating subsidiaries and withholding taxes payable in Australia.

Income Tax Reconciliation	The reconciliation between the income tax expense/(benefit) and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2020, 2019 and 2018 is provided in the table below:

	Twelve Months Ended December 31,
	2020	2019	2018
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	12.1	(21.2)	(17.1)
Base erosion and anti-abuse tax (BEAT) expense	4.3	0.3	6.0
Prior year adjustments (1)	(3.2)	(1.7)	1.4
Change in valuation allowance (2)	(10.4)	42.6	7.1
Impact of unrecognized tax benefits (3)	—	—	(12.8)
Restricted foreign tax credits (4)	—	1.5	—
Australian non-resident withholding tax	1.0	1.0	4.4
Share-based payments	—	(0.6)	0.2
Foreign exchange	1.9	—	0.1
Non-deductible expenses	4.6	—	0.7
Non-taxable items	—	(0.1)	(0.3)
Impact of changes in statutory tax rates	(1.7)	1.1	0.1
Total income tax expense/(benefit)	$8.6	$22.9	$(10.2)
________________
(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2020 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2019 and 2018 predominantly relate to the determination of results under U.K. GAAP upon which the U.K. tax returns are based. These items can only be ultimately determined after this report is filed.
(2)    The 2020 valuation allowance includes a $20.9 million reduction resulting from U.S. current year income, of which $14.0 million relates to the utilization of existing net operating losses, and a $10.4 million increase relating to deferred tax assets in U.K. operating subsidiaries. The 2019 valuation allowance includes $9.9 million relating to the losses incurred by the U.S. branch of Aspen U.K. and $28.2 million relating to deferred tax assets in U.K. subsidiaries.
(3)     In 2020, the company did not have any unrecognized tax benefits. In 2018, the $12.8 million benefit relates to the successful conclusion of a U.K. tax inquiry which enabled the release of a provision we had been holding against the potential disallowance of a prior year adjustment.
Income tax returns that have been filed by the Company’s U.S. operating subsidiaries are subject to examination for 2016 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are subject to examination for 2019 and later tax years.
(4)    Restricted foreign tax credits are taxes paid by branches of U.K. operating subsidiaries that are not creditable against U.K. taxes.

Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2020 and 2019:

	As at December 31,
	2020	2019
	($ in millions)
Deferred tax assets:
Share-based payments	$—	$0.3
Operating loss carryforwards	119.6	121.5
Insurance reserves: Losses and loss adjustment expenses	7.9	5.0
Accrued expenses	6.4	7.1
Insurance reserves: Unearned premiums	17.6	15.3
Deferred policy acquisition costs	—	0.1
Office properties and equipment	12.7	16.8
Operating lease liabilities	17.7	21.5
Other temporary differences	2.5	6.1
Total deferred tax assets	184.4	193.7
Less valuation allowance	(138.9)	(149.2)
Deferred tax assets, net of valuation allowance	$45.5	$44.5

Deferred tax liabilities:
Unrealized (gains) on investments	(2.7)	(2.7)
Intangible assets	(20.1)	(1.6)
Deferred policy acquisition costs	(8.4)	(16.4)
Right-of-use operating lease assets	(12.3)	(19.9)
Other temporary differences	(2.0)	(3.9)
Total deferred tax (liabilities)	(45.5)	(44.5)

Net deferred tax assets	$—	$—